Financial income and expenses (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Financial Income and Expenses

	2021 $m	2020 $m	2019 $m
Financial income
Financial income on deposits and money market funds	2	2	3
Interest income on loans and other assets	6	2	3
	8	4	6
Financial expenses
Interest expense on external borrowings	109	102	78
Interest expense on lease liabilities	29	37	41
Capitalised interest	–	(1)	(5)
Unwind of discount on deferred purchase consideration	1	1	1
Other charges	8	5	6
	147	144	121

Analysed as:
Financial expenses before exceptional items	147	130	121
Exceptional financial expenses (note 6)	–	14	–
	147	144	121